Portfolio of Investments — as of July 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.9%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	11.779%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$997,091
	720 East CLO VI, Series 2024-3A, Class E
3,720,000	9.826%, TSFR3M + 5.500%, 01/20/38 (A)(B)	3,717,400
	AASET Trust, Series 2019-2C, Class C
2,562,357	6.413%, 10/16/39 (B)	2,470,933
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)	1,200,545
	AASET Trust, Series 2020-1A, Class B
2,570,616	4.335%, 01/16/40 (B)	2,435,195
	AASET Trust, Series 2020-1A, Class C
6,394,101	6.413%, 01/16/40 (B)	6,001,741
	Accelerated Assets, Series 2018-1, Class B
139,827	4.510%, 12/02/33 (B)	137,692
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
1,000,000	9.550%, 11/15/28 (B)	1,014,728
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(D)	7,106,880
	AIMCO CLO, Series 2025-AA, Class D1R2
3,920,000	6.726%, TSFR3M + 2.400%, 01/20/38 (A)(B)	3,889,016
	APL Finance DAC, Series 2023-1A, Class A
478,999	7.000%, 07/21/31 (B)	483,416
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,854,155
	Aventura Mall Trust, Series 2018-AVM, Class A
3,760,000	4.112%, 07/05/40 (A)(B)	3,682,198
	Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class D
670,000	7.320%, 02/20/28 (B)	673,640
	Avis Budget Rental Car Funding AESOP, Series 2025-4A, Class D
445,000	7.310%, 06/20/29 (B)	449,965
	Avis Budget Rental Car Funding AESOP, Series 2025-2A, Class D
640,000	7.260%, 10/20/27 (B)	642,423
	Avis Budget Rental Car Funding AESOP, Series 2025-1A, Class D
815,000	7.590%, 04/20/29 (B)	827,543
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	2,042,537
	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,689,115
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,685,166

1

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.9% (continued)
	BHG Securitization Trust, Series 2025-2CON, Class E
$1,000,000	7.760%, 09/17/36 (B)	$999,589
	Birch Grove CLO 6, Series 2025-6A, Class A1R
4,485,000	5.751%, TSFR3M + 1.380%, 07/20/37 (A)(B)	4,486,153
	Biz2Credit Asset Securitization, Series 2024-1A, Class B
1,520,000	9.437%, 05/15/31 (B)	1,527,279
	BPR Trust, Series 2021-NRD, Class E
2,030,000	9.963%, TSFR1M + 5.621%, 12/15/38 (A)(B)	1,949,838
	Bridge Street CLO V, Series 2025-1A, Class C1
2,235,000	6.276%, TSFR3M + 1.950%, 04/20/38 (A)(B)	2,235,201
	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
750,000	5.410%, 11/13/46 (A)(B)	750,895
	CAL Funding IV, Series 2020-1A, Class B
604,696	3.500%, 09/25/45 (B)	573,457
	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	5.767%, TSFR3M + 1.442%, 07/20/34 (A)(B)	1,853,302
	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
132,296	3.350%, 02/10/27	132,233
	Carvana Auto Receivables Trust, Series 2024-N3, Class D
785,000	5.380%, 12/10/30 (B)	784,539
	Carvana Auto Receivables Trust, Series 2024-N3, Class E
1,250,000	7.660%, 04/12/32 (B)	1,266,140
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	542,108
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
4,670,000	6.150%, 06/15/39	5,095,148
	CLI Funding VI, Series 2020-3A, Class B
498,750	3.300%, 10/18/45 (B)	466,394
	CLI Funding VIII, Series 2025-R, Class A
1,468,166	6.610%, 06/21/50 (B)	1,441,513
	Clsec Holdings 22T, Series 2021-1, Class C
3,583,015	6.171%, 05/11/37 (B)	3,367,509
	College Ave Student Loans, Series 2023-A, Class E
1,000,000	8.490%, 05/25/55 (B)	1,019,784
	COMM Mortgage Trust, Series 2024-CBM, Class A2
1,065,000	5.867%, 12/10/41 (A)(B)	1,075,573
	Compass Datacenters Issuer II, Series 2024-2A, Class A1
940,000	5.022%, 08/25/49 (B)	938,249
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.537%, 03/15/52 (A)(B)	562,389

2

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.9% (continued)
	CoreVest American Finance Trust, Series 2020-2, Class D
$1,211,000	4.546%, 05/15/52 (A)(B)	$1,174,694
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	506,306
	EDI ABS Issuer, Series 2025-1A, Class B
4,240,000	4.550%, 07/25/55 (B)	4,001,610
	EverBright Solar Trust, Series 2024-A, Class A
937,795	6.430%, 06/22/54 (B)	885,503
	EWC Master Issuer, Series 2022-1A, Class A2
1,552,000	5.500%, 03/15/52 (B)	1,526,090
	Falcon Aerospace, Series 2017-1, Class A
73,787	4.581%, 02/15/42 (B)	73,271
	Falcon Aerospace, Series 2019-1, Class C
1,596,478	6.656%, 09/15/39 (B)	1,578,633
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)(C)	1,020,000
	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	777,023
	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,425,686
	FirstKey Homes Trust, Series 2020-SFR1, Class F1
3,619,000	3.638%, 08/17/37 (B)	3,603,286
	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (B)	2,295,528
	Fora Financial Asset Securitization, Series 2024-1A, Class D
3,000,000	12.010%, 08/15/29 (B)	3,019,076
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class C
5,270,000	12.560%, 11/15/29 (B)	5,338,257
	Foundation Finance Trust, Series 2024-2A, Class E
1,225,378	9.350%, 03/15/50 (B)	1,256,150
	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,770,743
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,083,124
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,353,876
	Frontier Issuer, Series 2023-1, Class C
3,144,694	11.500%, 08/20/53 (B)	3,291,969

3

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.9% (continued)
	Garnet CLO, Series 2025-2A, Class D1
$1,845,000	7.618%, TSFR3M + 3.100%, 10/20/38 (A)(B)	$1,845,000
	GFH Mortgage Trust, Series 2025-IND, Class A
3,330,000	5.148%, 06/15/33 (B)	3,345,606
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
3,003,693	6.276%, 02/25/55 (B)(D)	3,005,332
	GS Mortgage Securities Trust, Series 2014-GC22, Class B
6,605,000	4.391%, 06/10/47 (A)	5,727,330
	Harbour Aircraft Investments, Series 2017-1, Class A
5,703,863	6.000%, 11/15/37	5,419,365
	Harbour Aircraft Investments, Series 2017-1, Class C
8,664,312	10.000%, 11/15/37	6,070,053
	Hardee's Funding, Series 2024-1A, Class A2
612,250	7.253%, 03/20/54 (B)	628,502
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
271,214	5.570%, 01/25/37 (B)	270,705
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
220,768	8.850%, 09/15/39 (B)	223,851
	Horizon Aircraft Finance I, Series 2018-1, Class B
1,171,040	5.270%, 12/15/38 (B)	974,276
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
280,412	7.498%, SOFR30A + 3.150%, 05/20/32 (A)(B)	283,305
	Island Finance Trust, Series 2025-1A, Class C
500,000	10.000%, 03/19/35 (B)	502,866
	Kapitus Asset Securitization IV, Series 2024-1A, Class D
1,100,000	9.900%, 09/10/31 (B)	1,103,359
	Kapitus Asset Securitization IV, Series 2025-1A, Class 1D
1,500,000	9.900%, 09/10/31 (B)	1,504,581
	Kapitus Asset Securitization V, Series 2025-1A, Class D
2,500,000	10.920%, 04/10/32 (B)	2,497,948
	KDAC Aviation Finance, Series 2017-1A, Class C
14,850,003	7.385%, 12/15/42 (B)	12,622,502
	Kestrel Aircraft Funding, Series 2018-1A, Class A
846,642	4.250%, 12/15/38 (B)	836,076
	KKR CLO, Series 2018-23, Class F
840,000	12.437%, TSFR3M + 8.112%, 10/20/31 (A)(B)	780,856
	Labrador Aviation Finance, Series 2016-1A, Class A1
2,207,920	4.300%, 01/15/42 (B)	2,147,155
	Labrador Aviation Finance, Series 2016-1A, Class B1
1,789,852	5.682%, 01/15/42 (B)	1,606,462

4

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.9% (continued)
	Mariner Finance Issuance Trust, Series 2023-AA, Class E
$1,940,000	11.120%, 10/22/35 (B)	$2,016,321
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	256,791
	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
1,430,000	6.560%, 07/20/29 (B)	1,439,174
	MetroNet Infrastructure Issuer, Series 2025-2A, Class C
795,000	7.830%, 08/20/55 (B)	799,733
	Mission Lane Credit Card Master Trust, Series 2024-B, Class A
1,620,000	5.880%, 01/15/30 (B)	1,628,391
	MVW, Series 2022-1A, Class A
913,649	4.150%, 11/21/39 (B)	901,240
	Neuberger Berman Loan Advisers CLO, Series 2025-59A, Class A1
3,810,000	5.609%, TSFR3M + 1.290%, 01/23/39 (A)(B)	3,818,816
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.879%, 01/25/64 (A)(B)	940,708
	NY Commercial Mortgage Trust, Series 2025-299P, Class A
5,970,000	5.664%, 02/10/47 (A)(B)	6,148,007
	NYMT Loan Trust Series, Series 2024-BPL3, Class M1
1,000,000	6.903%, 09/25/39 (A)(B)	989,068
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	10.576%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,492,843
	Octane Receivables Trust, Series 2024-2A, Class E
1,250,000	9.040%, 07/20/32 (B)	1,321,839
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,914,228
	OHA Credit Funding, Series 2025-2A, Class AR2
2,300,000	5.566%, TSFR3M + 1.240%, 01/21/38 (A)(B)	2,305,248
	OnDeck Asset Securitization Trust IV, Series 2024-2A, Class C
420,000	7.030%, 10/17/31 (B)	416,731
	OWN Equipment Fund I, Series 2024-2M, Class A
1,985,883	5.700%, 12/20/32 (B)	2,002,759
	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	7.619%, TSFR3M + 3.312%, 11/14/34 (A)(B)	994,362
	Palmer Square CLO, Series 2025-1A, Class AR
4,205,000	5.576%, TSFR3M + 1.250%, 01/20/38 (A)(B)	4,216,816
	Pioneer Aircraft Finance, Series 2019-1, Class E
7,450,000	0.000%, 06/15/44 (B)(C)	2,570,250
	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
2,592,900	3.251%, 12/05/51 (B)	2,523,805

5

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.9% (continued)
	Polen Capital CLO, Series 2025-1A, Class E
$3,905,000	9.911%, TSFR3M + 5.650%, 03/06/38 (A)(B)	$3,899,767
	PRET, Series 2025-NPL8, Class A1
3,080,000	5.732%, 07/25/55 (B)(D)	3,079,999
	Raptor Aircraft Finance I, Series 2019-1, Class A
2,012,756	4.213%, 08/23/44 (B)	1,821,826
	RCO VIII Mortgage, Series 2025-3, Class A2
958,000	8.836%, 05/25/30 (B)(D)	957,896
	Redwood Funding Trust, Series 2023-1, Class A
668,456	7.500%, 07/25/59 (B)(D)	665,756
	Redwood Funding Trust, Series 2024-1, Class A
1,562,955	7.745%, 12/25/54 (B)(D)	1,579,631
	Redwood Funding Trust, Series 2025-1, Class A
2,865,725	7.584%, 05/27/55 (B)(D)	2,954,720
	RFS Asset Securitization II, Series 2024-1, Class E
2,500,000	14.782%, 07/15/31 (B)	2,510,717
	RFS Asset Securitization V, Series 2025-1, Class D
900,000	11.114%, 05/15/32 (B)	903,399
	Roc Mortgage Trust, Series 2024-RTL1, Class M1
3,740,000	7.277%, 10/25/39 (A)(B)	3,734,842
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	7.237%, TSFR3M + 2.912%, 10/20/30 (A)(B)	251,031
	Santander Bank, Series 2021-1A, Class E
376,376	6.171%, 12/15/31 (B)	376,563
	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E
5,235	11.366%, 12/15/32 (B)	5,245
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,136,220
	SBNA Auto Receivables Trust, Series 2025-SF1, Class F
1,000,000	8.710%, 06/15/33 (B)	1,009,664
	SCF Equipment Leasing, Series 2022-2A, Class E
3,750,000	6.500%, 06/20/35 (B)	3,753,685
	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,485,923
	SEB Funding, Series 2024-1A, Class A2
1,075,000	7.386%, 04/30/54 (B)	1,094,138
	Securitized Term Auto Receivables Trust, Series 2025-A, Class D
772,940	6.746%, 07/25/31 (B)	783,704
	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
164,325	3.170%, 11/20/37 (B)	162,094

6

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.9% (continued)
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
$397,224	9.800%, 01/20/40 (B)	$413,711
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
485,286	8.020%, 01/20/43 (B)	493,487
	Stellar Jay Ireland DAC, Series 2021-1, Class A
137,202	3.967%, 10/15/41 (B)	134,657
	Stream Innovations Issuer Trust, Series 2024-2A, Class C
1,000,000	9.050%, 02/15/45 (B)	1,045,904
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
4,500,000	11.400%, 07/15/44 (B)	4,977,556
	Stream Innovations Issuer Trust, Series 2025-1A, Class D
650,000	8.400%, 09/15/45 (B)	661,970
	Sunnova Helios II Issuer, Series 2018-1A, Class A
129,136	4.870%, 07/20/48 (B)	122,746
	Sunnova Helios II Issuer, Series 2019-AA, Class A
395,781	3.750%, 06/20/46 (B)	360,792
	Sunnova Helios V Issuer, Series 2021-A, Class B
3,025,099	3.150%, 02/20/48 (B)	1,360,915
	Sunnova Helios X Issuer, Series 2022-C, Class C
2,614,378	6.000%, 11/22/49 (B)	1,058,618
	Sunnova Helios XIII Issuer, Series 2024-A, Class A
2,145,183	5.300%, 02/20/51 (B)	1,970,880
	Sunrun Atlas Issuer, Series 2019-2, Class A
2,666,425	3.610%, 02/01/55 (B)	2,524,361
	Sunrun Demeter Issuer, Series 2021-2A, Class A
253,461	2.270%, 01/30/57 (B)	224,250
	Sunrun Vulcan Issuer, Series 2021-1A, Class A
395,341	2.460%, 01/30/52 (B)	357,109
	Sycamore Tree CLO, Series 2024-1A, Class ER
3,750,000	11.166%, TSFR3M + 6.840%, 01/20/38 (A)(B)	3,744,559
	Symetra CLO, Series 2025-1A, Class E
4,000,000	10.031%, TSFR3M + 5.750%, 04/20/38 (A)(B)	4,034,956
	Textainer Marine Containers VII, Series 2021-1A, Class B
450,811	2.520%, 02/20/46 (B)	413,694
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
361,225	4.750%, 11/15/39 (B)	306,920
	TIC Home Improvement Trust, Series 2024-A, Class C
1,145,000	11.730%, 10/15/46 (B)	1,183,180
	TMCL VII Holdings, Series 2025-1H, Class B
2,850,000	8.060%, 07/23/50 (B)	2,835,058

7

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.9% (continued)
	Tricon American Homes Trust, Series 2020-SFR1, Class F
$160,000	4.882%, 07/17/38 (B)	$158,471
	TVC Mortgage Trust, Series 2024-RRTL1, Class M1
3,610,000	7.415%, 07/25/39 (B)(D)	3,620,034
	Vivint Solar Financing V, Series 2018-1A, Class A
959,210	4.730%, 04/30/48 (B)	904,976
	Volofin Finance Designated Activity, Series 2024-1A, Class B
1,004,426	6.211%, 06/15/37 (B)	1,015,752
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	2,993,474
	WAVE, Series 2019-1, Class C
2,993,044	6.413%, 09/15/44 (B)	2,425,473
	Willis Engine Structured Trust V, Series 2020-A, Class A
902,343	3.228%, 03/15/45 (B)	856,983
	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,228,027	3.104%, 05/15/46 (B)	1,136,051
	Willis Engine Structured Trust VII, Series 2023-A, Class A
545,981	8.000%, 10/15/48 (B)	561,813
	Ziply Fiber Issuer, Series 2024-1A, Class B
3,827,000	7.810%, 04/20/54 (B)	3,949,911
	Ziply Fiber Issuer, Series 2024-1A, Class C
1,000,000	11.170%, 04/20/54 (B)	1,070,647
	Total Asset-Backed Securities
	(Cost $259,366,159)	287,227,485

Commercial Mortgage-Backed Obligations — 13.6%
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	861,479
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,402,980
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	876,217
	BPR Trust, Series 2021-NRD, Class F
2,545,000	11.212%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,432,271
	BPR Trust, Series 2022-SSP, Class D
2,170,000	10.973%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,164,594
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
915,044	7.956%, TSFR1M + 3.614%, 11/15/31 (A)(B)	274,510

8

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 13.6% (continued)
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
$2,228,132	8.956%, TSFR1M + 4.614%, 11/15/31 (A)(B)	$456,564
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.744%, 05/10/47 (A)(B)	4,131,279
	COMM Mortgage Trust, Series 2012-LC4, Class C
3,932	5.507%, 12/10/44 (A)	3,667
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.435%, 10/15/45 (A)(B)	798,985
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.507%, 12/10/44 (A)(B)	1,155,616
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	726,026
	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	809,128
	CSMC OA, Series 2014-USA, Class D
660,000	4.373%, 09/15/37 (B)	493,383
	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	3,627,188
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.379%, 09/12/40 (A)(B)	1,585,518
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.141%, 09/12/40 (A)(B)	1,397,931
	Extended Stay America Trust, Series 2021-ESH, Class F
2,547,451	8.157%, TSFR1M + 3.814%, 07/15/38 (A)(B)	2,547,451
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.147%, 08/10/44 (A)(B)	87,898
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
1,005,000	3.550%, 03/05/33 (A)(B)	874,350
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.884%, 07/10/46 (A)(B)	560,139
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B
3,440,000	4.936%, 09/10/38 (A)(B)	3,427,650
	GS Mortgage Securities Trust, Series BWTR, Class A
3,745,916	2.954%, 11/05/34 (B)	3,253,193
	GS Mortgage Securities Trust, Series GC22, Class D
3,000,000	4.573%, 06/10/47 (A)(B)	751,261
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,370,921

9

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 13.6% (continued)
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C
$945,000	3.958%, 04/15/46 (A)	$565,015
	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,327,635
	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.076%, 08/15/46 (A)	2,214,450
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A)(B)	1,965,625
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.282%, 10/15/30 (A)(B)	543,899
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.282%, 10/15/30 (A)(B)	165,920
	Starwood Retail Property Trust, Series 2014-STAR, Class A
323,792	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)	195,667
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	15,925
	Starwood Retail Property Trust, Series 2014-STAR, Class F
34,224	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)(E)	34
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.207%, 12/15/51 (A)	1,749,190
	VOLT XCIV, Series 2021-NPL3, Class A2
1,797,970	8.949%, 02/27/51 (B)(D)	1,797,511
	VOLT XCVI, Series 2021-NPL5, Class A2
699,446	8.826%, 03/27/51 (B)(D)	699,211
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.051%, 06/15/49 (A)	2,689,536
	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.112%, 11/15/59 (A)	433,169
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
455,270	4.983%, 06/15/44 (A)(B)	439,350
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	5.855%, 03/15/44 (A)(B)	277,836
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.983%, 06/15/44 (A)(B)	1,579,250

10

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 13.6% (continued)
	WFRBS Commercial Mortgage Trust, Series C10, Class C
$2,130,000	4.309%, 12/15/45 (A)	$1,787,922
	Total Commercial Mortgage-Backed Obligations
	(Cost $65,875,764)	57,517,344

Residential Mortgage-Backed Obligations — 8.9%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
109,080	5.500%, 04/25/34	109,125
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
157,907	6.000%, 09/25/34	159,279
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
85,528	5.750%, 01/25/35 (E)	84,590
	Alternative Loan Trust, Series 2004-14T2, Class A11
146,022	5.500%, 08/25/34	145,914
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
225,547	5.500%, 10/25/33	225,774
	Banc of America Funding Trust, Series 2005-7, Class 3A1
231,733	5.750%, 11/25/35	233,878
	Banc of America Funding Trust, Series 2007-4, Class 5A1
51,317	5.500%, 11/25/34	44,643
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
177,300	5.969%, 08/25/34 (A)	171,616
	CIM TRUST, Series 2022-R2, Class A1
735,842	3.750%, 12/25/61 (A)(B)	695,408
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
417,272	5.932%, 08/25/35 (A)	337,670
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
124,064	7.145%, 09/25/34 (A)(B)	112,605
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
219,871	6.310%, T1Y + 2.400%, 11/25/35 (A)(B)	211,939
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	877,409
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	7.450%, SOFR30A + 3.100%, 10/25/41 (A)(B)	746,133
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
488,503	6.160%, 12/25/33 (D)	480,691

11

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 8.9% (continued)
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
$44,244	4.817%, TSFR1M + 0.464%, 06/25/34 (A)(E)	$40,427
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,772,855
	FHLMC REMIC, Series 2023-5365, Class LY
3,110,000	6.500%, 12/25/53	3,257,090
	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	9.350%, SOFR30A + 5.000%, 03/25/52 (A)(B)	1,991,650
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
491,086	5.758%, 10/25/34 (A)	473,015
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
793,993	3.688%, 08/25/35 (A)	581,912
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
736,590	6.000%, 09/25/34	763,569
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
54,313	6.000%, 10/25/37	50,804
	Lehman XS Trust, Series 2006-2N, Class 1A1
402,143	4.987%, TSFR1M + 0.634%, 02/25/46 (A)(E)	358,108
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
636,338	4.524%, 03/25/35 (A)	561,199
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
319,284	6.870%, 04/25/36 (A)	310,431
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
154,374	5.250%, 11/25/33	154,082
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,573,438	5.500%, 03/25/34	1,425,146
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
116,241	5.500%, 06/25/34	116,499
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
162,929	6.000%, 06/25/34	165,926
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
416,074	6.000%, 09/25/34	415,450
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	606,441
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
95,322	5.500%, 11/25/35	86,884
	PRPM, Series 2024-2, Class A1
958,116	7.026%, 03/25/29 (B)(D)	958,056

12

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 8.9% (continued)
	PRPM, Series 2024-5, Class A2
$3,730,000	9.076%, 09/25/29 (B)(D)	$3,709,202
	PRPM, Series 2025-2, Class A2
4,085,000	9.560%, 05/25/30 (B)(D)	4,092,717
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,396,806	5.228%, 03/25/35 (A)	882,267
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,601,539	4.777%, TSFR1M + 0.424%, 07/25/35 (A)	1,531,744
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	927,843
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	425,845
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	762,070
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,792,279
	Total Residential Mortgage-Backed Obligations
	(Cost $39,471,047)	37,850,185

U.S. Treasury Obligations — 8.9%
	U.S. Treasury Bills
34,210,000	4.297%, 09/09/25 (F)	34,051,361
3,450,000	4.291%, 11/18/25 (F)	3,405,749

	Total U.S. Treasury Obligations

	(Cost $37,458,740)	37,457,110
Corporate Obligations — 1.4%
	Gitsit Solutions
2,875,000	8.000%, 11/15/29 (B)	2,882,188
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,821,944
	Total Corporate Obligations
	(Cost $5,874,850)	5,704,132

13

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
$900	03/15/40 (C)(E)	$—
	Total Other Investment
	(Cost $9,000,000)	—

Shares
Short-Term Investment — 1.0%
	First American Treasury Obligations Fund, X Class
4,401,210	4.220%,	4,401,210
	Total Short-Term Investment
	(Cost $4,401,210)	4,401,210
	Total Investments — 101.7%
	(Cost $421,447,770)	430,157,466
	Other Assets and Liabilities, net — (1.7)%	(7,169,346)
	Net Assets — 100.0%	$422,988,120

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at July 31, 2025, was $327,849,049, representing 77.5% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Interest rate represents the security's effective yield at the time of purchase.

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

T1Y — Secured Overnight Financing 12 Month

14

Portfolio of Investments — as of July 31, 2025 (Unaudited)
Loomis Sayles Full Discretion Institutional Securitized Fund

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

Amounts designated as “—“ are $0.

15